                             SEMIANNUAL REPORT
                             DECEMBER 31, 2002

COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND

                             FUND TYPE
                             Money market

                             This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                             The views expressed in this report and
                             information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                       (LOGO)

COMMAND Funds

Performance at a Glance

INVESTMENT GOALS AND STYLE
COMMAND Money Fund and COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. COMMAND
Money Fund invests in a diversified portfolio of money market instruments maturing in 13 months or less. Under normal circumstances, COMMAND Government Fund invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in a portfolio of money market instruments issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities issued by U.S. government agencies, maturing in 13 months or less. There can be no assurance that the Funds will achieve their respective investment objectives.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income tax, consistent with the maintenance of liquidity and preservation of capital. Under normal circumstances, the Fund invests at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in a diversified portfolio of short-term securities that are exempt from federal income taxes, with maturities of 13 months or less that are issued by U.S. states, municipalities, and their agencies (or authorities). The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to 13 months or less. Some securities may pay income that is subject to the federal alternative minimum tax
(AMT). There can be no assurance that the Fund will achieve its investment objective.

   www.prudential.com  (800) 225-1852

Semiannual Report  December 31, 2002

Fund Facts                                            As of 12/31/02

                                     7-Day        Net Asset    Weighted Avg.   Net Assets
                                Current Yield   Value (NAV)    Mat. (WAM)     (Millions)
COMMAND Money                        0.96%*        $1.00         62 Days        $13,434
---------------------------------------------------------------------------------------
iMoneyNet, Inc.
Taxable Prime Retail Avg.1           0.74%         $1.00         54 Days          N/A
---------------------------------------------------------------------------------------

COMMAND Government                   0.98%*        $1.00         79 Days           $934
---------------------------------------------------------------------------------------
iMoneyNet, Inc.
Government & Agency Retail Avg.2     0.71%         $1.00         53 Days          N/A
---------------------------------------------------------------------------------------

COMMAND Tax-Free                     0.99%*        $1.00         67 Days         $1,748
---------------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free National Retail Avg.3       0.95%         $1.00         42 Days          N/A
---------------------------------------------------------------------------------------

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Funds is neither insured nor guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

1iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc.
Taxable Prime Retail Average category as of
December 31, 2002.

2iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Govt &
Agency Retail Average category as of December
31, 2002.

3iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail
Average category as of December 30, 2002, the closest date to the end of our reporting period.

*In the final week of 2002, COMMAND Tax-Free
Fund posted a higher seven-day current yield
than the other two COMMAND Funds. See COMMAND
Tax-Free Fund's Investment Adviser's Report for
an explanation of this anomaly.
                                         1

(LOGO)                                February 20, 2003

DEAR SHAREHOLDER,
Money market funds and other conservative assets served as safe havens for investors discouraged by a volatile equity market during the six months ended December 31, 2002, the reporting period of COMMAND Money Fund, COMMAND
Government Fund, and COMMAND Tax-Free Fund. A sell-off in the U.S. stock market continued during the summer of 2002. The accumulated declines were such that a rally in share prices in the autumn failed to completely erase the earlier losses. The stock market ended 2002 sharply lower, even though there were signs of continued economic recovery in the United
States.

Doubts about the staying power of the economic expansion, among other developments, encouraged a trend toward lower interest rates. Declining rates reduced the level of income earned in all money market funds, including COMMAND Funds.
The three COMMAND Funds provided yields that were competitive with the average yields of their respective peer groups as measured by iMoneyNet, Inc.

On the following pages, COMMAND Funds'
management team explains conditions in the money markets and each Fund's investments.
Thank you for your confidence in Prudential mutual funds.

Sincerely,

David R. Odenath, Jr., President
COMMAND Funds
         www.prudential.com  (800) 225-1852

Semiannual Report  December 31, 2002

INVESTMENT ADVISER'S REPORT

COMMAND MONEY FUND
The economic, investment, and geopolitical climate was a source of great concern to participants in the financial markets during COMMAND Money Fund's six-month reporting period that began July 1, 2002. Continued weakness in business investment dampened economic recovery in the United States. Corporate governance scandals at key U.S. companies pummeled an already weakened stock market in the summer.
There was also a growing threat of war with Iraq as well as the maneuvers of North Korea with respect to its nuclear program. Taken together, these developments pressured interest rates, which slid dramatically lower. In this environment, we maintained an approach to security selection and interest-rate risk that aimed to enhance COMMAND Money Fund's yield through conservative investment strategies.

Early in the reporting period, there was concern that the economy might be headed for an extended period of sluggishness or the remote possibility of a so-called "double dip" recession. This view encouraged belief that the Federal Reserve (the Fed) would soon reduce short-term interest rates to boost economic growth and help calm financial markets.
Consequently, the trend toward lower money market yields continued during the summer.

FEDERAL AGENCY ISSUES PROVIDED GOOD VALUE
During August and October 2002, we took steps
to enhance COMMAND Money Fund's yield by
purchasing federal agency securities scheduled
to mature in 13 months that could be retired
early (or called) by their issuers in three
months. These callable securities featured
attractive yields to compensate investors for
this early maturity option.
                                       3

COMMAND Funds  COMMAND Money Fund

Semiannual Report  December 31, 2002

The long-awaited move by the Fed finally occurred in November 2002 when it eased monetary policy by half a percentage point.
This lowered the target for the federal funds rate (what banks charge each other for overnight loans) to 1.25%, its lowest level in 41 years. In explaining their actions, the central bankers noted that heightened geopolitical risks and other factors hurt spending, production, and employment. After the rate cut, we took advantage of attractive investment opportunities that often arise in December as companies pay seasonally higher interest rates to borrow money into 2003.

LOOKING AHEAD
The economic outlook in the United States remains uncertain, particularly in light of the increasing likelihood of war with Iraq and a continued reluctance of businesses to make significant new investments. Until economic growth is on a firm foundation, the Fed will be disinclined to increase its target for the federal funds rate, and the low-interest-rate environment could persist for most of 2003.
Under this market scenario, we will carefully consider opportunities to extend COMMAND Money
Fund's average maturity by investing in longer-term money market securities.

          www.prudential.com  (800) 225-1852

Semiannual Report  December 31, 2002

INVESTMENT ADVISER'S REPORT

COMMAND GOVERNMENT FUND
A sharp decline in interest rates during COMMAND Government Fund's six-month reporting period that began July 1, 2002 led us to change the balance in the portfolio between adjustable-rate securities and securities that paid fixed interest rates. This drop in interest rates reflected developments in the U.S. economy, financial markets, and the geopolitical arena.

During the summer of 2002, there was
speculation that a lackluster U.S. economy could lapse into a prolonged period of sluggishness with a slight chance of a so-called "double dip" recession. Corporate governance scandals at major U.S. firms also aggravated a sell-off in the stock market. As a result, the Federal Reserve (the Fed) was expected to stimulate growth and help calm financial markets by reducing its target for the federal funds rate (what banks charge each other for overnight loans).

LOWER EXPOSURE TO ADJUSTABLE-RATE SECURITIES
In light of the outlook for more accommodative monetary policy, we replaced maturing securities whose rates adjust on a daily, weekly, monthly, or quarterly basis with fixed-rate securities due in three months and six months, as well as with repurchase agreements, an alternative type of short-term investment.
During October and November 2002, we also purchased federal agency securities scheduled to mature in 13 months that could be retired early (or called) by their issuers in three months. These callable securities featured attractive yields to compensate investors for this early maturity option.

Our investment strategy left COMMAND Government
Fund with what we believe is a better balance
between adjustable-rate and fixed-rate
securities in the declining-interest-rate
environment. Our purchases also helped to keep
COMMAND Government Fund's weighted average
maturity (WAM)
                                5

COMMAND Funds  COMMAND Government Fund

Semiannual Report  December 31, 2002

positioned longer than that of the average comparable portfolio as measured by iMoneyNet, Inc. (WAM measures a portfolio's sensitivity to changes in the level of interest rates. It takes into account the maturity and quantity of each security held by a portfolio.) Maintaining a WAM that is longer than average helps a portfolio's yield remain higher for a longer period of time when money market yields fall.

The long-awaited move by the central bankers finally occurred in November 2002 when they eased monetary policy by half a percentage point. This lowered their target for the federal funds rate to 1.25%, its lowest level in 41 years. In explaining this action, the central bankers noted that heightened geopolitical risks and other factors hurt spending, production, and employment. After the rate cut, we took advantage of attractive investment opportunities that often emerge in December as issuers pay seasonally higher interest rates to borrow money into 2003.

LOOKING AHEAD
The economic outlook in the United States remains uncertain, particularly in light of the increasing likelihood of war with Iraq and a continued reluctance of businesses to make significant new investments. Until economic growth is on a firm foundation, the Fed will be disinclined to increase its target for the federal funds rate, and the low-interest-rate environment could persist for most of 2003.
Given the low level of rates and the slight difference between the yields of shorter- and longer-term money market securities, we expect to position COMMAND Government Fund's WAM more in line with its competitive average.

       www.prudential.com  (800) 225-1852

Semiannual Report  December 31, 2002

INVESTMENT ADVISER'S REPORT

COMMAND TAX-FREE FUND
During COMMAND Tax-Free Fund's six-month reporting period that began July 1, 2002, interest rates sank to their lowest level in more than 40 years. An uneven U.S. economic recovery, corporate governance scandals at U.S.
firms, a bearish stock market, and growing geopolitical risks encouraged this trend.
Moreover, states and cities are facing huge budget deficits as lackluster economic conditions and the declining stock market have cut their tax revenues. In this environment, we maintained an approach to security selection and interest-rate risk that aimed to enhance
COMMAND Tax-Free Fund's yield via conservative investment strategies.

A seasonal decline in yields occurred early in the reporting period as investors hurriedly reinvested cash from coupon payments, bond calls, and maturing debt securities they received the first week of July. We had prepared COMMAND Tax-Free Fund to ride out this period known as the "July effect" by investing in longer-term municipal money market securities earlier in 2002. Once the July effect had passed, we purchased bond anticipation notes such as Boise City, Idaho
Housing Authority that matured in four months.

As the summer of 2002 progressed, financial
markets grew more volatile amid concern about
corporate accounting scandals at major U.S.
firms and the shaky economic recovery. There
was even speculation that the economy might be
headed for an extended period of sluggishness,
with a remote possibility of a so-called
"double dip" recession. This view encouraged
belief that the Federal Reserve (the Fed) would
soon cut short-term rates again to boost growth
and help calm financial markets. As a result,
municipal money market yields continued to
decline.
                           7

COMMAND Funds  COMMAND Tax-Free Fund

Semiannual Report  December 31, 2002

TAKING ADVANTAGE OF A BRIEF INCREASE IN YIELDS
In October, however, yields climbed as
investors focused on stronger-than-expected economic data. We took advantage of what proved to be a brief upturn in yields by investing in tax and revenue anticipation notes of Texas that mature in 10 months and Colorado Housing
Authority bonds due in one year. We also bought
California Department of Water Resources bonds, whose payments of principal and interest are backed by top-tier banks. The bonds will initially pay a fixed rate well into the first quarter of 2003. Because of this, they helped
COMMAND Tax-Free Fund ride out this year's
"January effect," a seasonal decline in yields that occurs as increased demand for municipal money market securities temporarily outstrips the supply.

The anticipated change in monetary policy occurred in November 2002 when the Fed cut its target for the overnight bank lending rate by half a percentage point to 1.25%. The Fed noted that heightened geopolitical risks and other factors hurt spending, production, and employment.

In response to the change in monetary policy and a large supply of new tax-exempt money market securities late in the year, yields on municipal money market securities fell slower than yields on taxable money market securities.
Consequently, the seven-day current yield of COMMAND Tax-Free Fund was 0.99% on December 31,
2002, which was slightly higher than the seven-day current yields of the other two COMMAND
Funds on that date. This is an unusual
occurrence because municipal money market funds typically yield less due to the tax-exempt status of most of the securities held in their portfolios. It is important to remember that the seven-day current yield of municipal money market funds translates into a higher taxable equivalent yield that is determined by an investor's federal income tax bracket.

        www.prudential.com  (800) 225-1852

Semiannual Report  December 31, 2002

LOOKING AHEAD
The economic outlook in the United States remains uncertain, particularly in light of the increasing threat of war with Iraq and a continued reluctance of businesses to make significant new investments. Until economic growth is on a firm foundation, the Fed will be disinclined to tighten monetary policy, and the low-interest-rate environment could continue for most of 2003. In that case, we plan to selectively purchase longer-term municipal money market securities in order to provide a measure of protection to COMMAND Tax-
Free Fund's income stream if rates head lower.
At the same time, we expect to maintain a high level of liquidity that will enable COMMAND
Tax-Free Fund to easily participate in good investment opportunities that emerge if rates begin to edge higher. We also plan to take advantage of high-quality, attractively priced new municipal money market securities in 2003.
Meanwhile, cash-strapped state and local governments are expected to issue a large amount of short-term securities to help close their budget gaps. Consequently, we will continue our conservative credit selection process.

COMMAND Funds Management Team
                                         9

      COMMAND Account         COMMAND Money Fund
             Portfolio of Investments as of December 31, 2002 (Unaudited)

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Bank Notes  1.4%
              American Express Centurion Bank,
$   84,000    1.42%, 1/27/03(a)                                   $       84,000,000
              National City Bank of Indiana,
   100,000    1.545%, 2/3/03                                             100,000,457
                                                                  ------------------
                                                                         184,000,457
-------------------------------------------------------------------------------------
Certificates of Deposit--Domestic  13.6%
              Canadian Imperial Bank of Commerce,
    80,000    1.33%, 2/4/03                                               80,000,000
   300,000    1.33%, 2/14/03                                             300,000,000
   100,000    1.34%, 3/17/03                                             100,000,000
    48,538    1.34%, 3/24/03                                              48,538,000
              Chase Manhattan Bank,
    94,854    1.76%, 1/21/03                                              94,854,000
   220,000    1.78%, 1/23/03                                             220,000,000
   112,000    1.80%, 1/27/03                                             112,000,000
              Citibank NA,
   200,000    1.34%, 3/24/03                                             200,000,000
              State Street Bank & Trust Co.,
   115,000    1.34%, 2/4/03                                              115,001,083
              Toronto Dominion Bank,
    72,500    1.395%, 1/21/03(a)                                          72,500,000
   210,000    1.34%, 4/21/03                                             210,000,000
   275,000    1.34%, 4/24/03                                             275,000,000
                                                                  ------------------
                                                                       1,827,893,083
-------------------------------------------------------------------------------------
Certificates of Deposit--Yankee  24.0%
              Abbey National Treasury Services PLC,
   271,227    1.34%, 2/18/03                                             271,227,000
   250,000    1.60%, 11/25/03                                            250,000,000
              Banco Bilbao Vizcaya Argentina,
   175,000    1.33%, 3/13/03                                             175,000,000
              Barclays Bank PLC,
   130,000    1.35%, 1/15/03                                             130,000,000
              BNP Paribas,
    90,979    1.34%, 3/17/03                                              90,979,000
   150,000    1.34%, 3/18/03                                             150,000,000
              Credit Agricole Indosuez,
   100,000    1.35%, 2/14/03                                             100,000,000

    10                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Dresdner Bank AG,
$  274,000    1.42%, 1/3/03(a)                                    $      274,000,000
              HBOS Treasury Services PLC,
   150,000    1.78%, 1/23/03                                             150,000,000
   400,000    1.55%, 2/7/03                                              400,000,000
              KBC Bank NV
   240,000    1.34%, 2/5/03                                              240,000,000
              Landesbank Baden-Wurttemburg,
    20,000    1.71%, 1/15/03                                              19,999,535
              Natexis Banque,
   164,000    1.35%, 2/26/03                                             164,000,000
              Nordea Bank Finland PLC,
    70,000    1.36%, 2/3/03                                               70,000,000
   100,000    1.34%, 2/24/03                                             100,000,000
              Royal Bank Scotland PLC,
   200,000    1.34%, 1/16/03                                             200,000,000
   100,000    1.34%, 1/17/03                                             100,000,000
   242,000    1.33%, 2/5/03                                              242,000,000
   100,000    1.33%, 2/11/03                                             100,000,000
                                                                  ------------------
                                                                       3,227,205,535
-------------------------------------------------------------------------------------
Commercial Paper  36.7%
              AB Spintab,
   130,000    1.76%, 2/18/03                                             129,694,933
    50,000    1.35%, 2/26/03                                              49,895,000
    26,000    1.35%, 4/14/03                                              25,899,575
              American Honda Finance Corp.,
    50,000    1.34%, 2/24/03                                              49,899,500
              Banque Et Caisse D Epargne,
   150,000    1.34%, 1/23/03                                             149,877,167
              Brahms Funding Corp.,
    82,000    1.60%, 1/6/03                                               81,981,778
              CBA Finance, Inc.,
    92,000    1.35%, 2/6/03                                               91,875,800
              Citicorp,
   200,000    1.34%, 3/6/03                                              199,523,556
    91,000    1.35%, 3/25/03                                              90,716,762

    See Notes to Financial Statements                                     11

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Den Norske Bank,
$   50,000    1.33%, 2/10/03                                      $       49,926,111
              Edison Asset Securitization LLC,
   109,000    1.35%, 2/24/03                                             108,779,275
              Falcon Asset Securitization Corp.,
    50,000    1.36%, 1/21/03                                              49,962,222
    68,892    1.35%, 1/23/03                                              68,835,164
              Fcar Owner Trust I,
    50,000    1.36%, 2/18/03                                              49,909,333
              Fleet Funding Corp.,
    50,000    1.35%, 2/21/03                                              49,904,375
              Forrestal Funding Master Trust,
    23,000    1.40%, 2/3/03                                               22,970,483
    36,500    1.36%, 3/31/03                                              36,377,279
              Fortis Funding LLC,
   136,600    1.32%, 1/28/03                                             136,464,766
              GE Capital International Funding, Inc.,
   100,000    1.37%, 4/2/03                                               99,653,695
              General Electric Capital Corp.,
    91,000    1.79%, 1/27/03                                              90,882,357
              Hamburgische Landesbank Girozentrale,
    85,000    1.33%, 1/21/03                                              84,937,194
    98,000    1.33%, 2/10/03                                              97,855,178
              HSBC Bank USA, Inc.,
   175,000    1.35%, 2/18/03                                             174,685,000
              Independence Funding LLC,
   100,000    1.35%, 2/14/03                                              99,835,000
    50,000    1.80%, 3/17/03                                              49,812,500
              ING America Insurance Holdings,
    43,000    1.34%, 3/10/03                                              42,891,162
              Intrepid Funding Master Trust,
    28,034    1.40%, 1/16/03                                              28,017,647
    36,064    1.36%, 2/14/03                                              36,004,054
              J.P. Morgan Chase,
   100,000    1.35%, 2/24/03                                              99,797,500

    12                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
      Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              KBC Financial Products Intl.,
$   50,000    1.34%, 3/11/03                                      $       49,871,583
              Landesbank Scheswig Holstein,
    19,458    1.34%, 3/14/03                                              19,405,853
              Market Street Funding Corp.,
    50,000    1.38%, 1/29/03                                              49,946,333
              Morgan Stanley Dean Witter & Co.,
   200,000    1.76%, 1/16/03                                             199,853,333
   100,000    1.34%, 2/25/03                                              99,795,278
              New Center Asset Trust,
    38,000    1.35%, 3/26/03                                              37,880,300
              New York Life Capital Corp.,
    60,000    1.34%, 1/30/03                                              59,935,233
    50,000    1.34%, 2/18/03                                              49,910,667
              Norddeutsche Landesbank Luxembourg,
   100,000    1.34%, 2/14/03                                              99,836,222
   100,000    1.34%, 3/4/03                                               99,769,222
    32,866    1.35%, 3/10/03                                              32,782,192
              Old Line Funding Corp.,
    77,544    1.42%, 1/6/03                                               77,528,707
              Preferred Receivables Funding Corp.,
    85,000    1.30%, 1/2/03                                               84,996,931
   122,615    1.36%, 2/10/03                                             122,429,715
              Prudential PLC,
    22,000    1.76%, 1/13/03                                              21,987,093
     1,564    1.78%, 1/23/03                                               1,562,299
    50,000    1.33%, 3/10/03                                              49,874,389
              Salomon Smith Barney Holdings, Inc.,
    49,000    1.35%, 2/25/03                                              48,898,938
              San Paolo U.S. Finance Co.,
   150,000    1.32%, 2/4/03                                              149,813,000
              Santander Finance, Inc.,
   100,000    1.54%, 2/10/03                                              99,828,889
    43,000    1.35%, 2/27/03                                              42,908,087
   100,000    1.35%, 3/20/03                                              99,707,500
   150,000    1.35%, 4/10/03                                             149,443,125
   100,000    1.41%, 5/28/03                                              99,424,250

    See Notes to Financial Statements                                     13

      COMMAND Account         COMMAND Money Fund
       Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Schlumberger Technology Corp.,
$   48,500    1.33%, 3/3/03                                       $       48,390,700
              Scotiabanc, Inc.,
    70,000    1.33%, 3/10/03                                              69,824,144
              Sheffield Receivables Corp.,
    31,243    1.36%, 1/22/03                                              31,218,214
    68,000    1.35%, 1/29/03                                              67,928,600
              Societe Generale North America, Inc.,
    10,000    1.33%, 2/18/03                                               9,982,267
    79,050    1.34%, 2/19/03                                              78,905,821
              Stadshypotek Delaware, Inc.,
   100,000    1.34%, 1/27/03                                              99,903,222
   160,000    1.355%, 1/30/03                                            159,825,356
              Three Pillars Funding Corp.,
    14,018    1.42%, 1/15/03                                              14,010,259
    14,331    1.42%, 1/17/03                                              14,321,955
    13,000    1.42%, 1/22/03                                              12,989,232
              Tulip Funding Corp.,
   120,000    1.40%, 1/21/03                                             119,906,667
                                                                  ------------------
                                                                       4,921,459,942
-------------------------------------------------------------------------------------
Other Corporate Obligations  18.4%
              Allstate Corp. Life Insurance Co.,
    84,000    1.88%, 2/3/03(a)(b)
               (cost $84,000,000; purchased 4/30/01)                      84,000,000
              American Express Credit Corp., MTN,
    26,000    1.48%, 1/10/03(a)                                           26,006,083
              Chase Manhattan Corp., MTN,
    86,000    1.56%, 3/17/03(a)                                           86,075,400
              GE Capital Assurance Co.,
   100,000    1.50%, 1/22/03(a)(b)
               (cost $100,000,000; purchased 7/16/02)                    100,000,000
              General Electric Capital Corp., MTN,
   200,000    1.46%, 1/9/03(a)                                           200,000,000
   200,000    1.45%, 1/17/03(a)                                          200,000,000
              Goldman Sachs Group LP, MTN,
   593,000    1.56%, 1/13/04(a)                                          593,000,000
              J.P. Morgan Chase & Co., MTN,
    78,000    1.52%, 2/24/03(a)                                           78,054,656

    14                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
              Jackson National Life Funding,
$   79,000    1.92%, 1/22/03(a)(b)
               (cost $79,000,000; purchased 4/17/02)              $       79,000,000
              Merrill Lynch & Co., Inc., MTN,
   354,000    1.47%, 1/13/03(a)                                          354,000,000
              Metropolitan Life Insurance Co.,
   107,000    1.87%, 1/2/03(a)(b)
               (cost $107,000,000; purchased 9/26/02)                    107,000,000
    60,000    1.95%, 1/24/03(a)(b)
               (cost $60,000,000; purchased 10/18/02)                     60,000,000
    58,000    1.79%, 2/7/03(a)(b)
               (cost $58,000,000; purchased 2/6/01)                       58,000,000
              Morgan Stanley Dean Witter & Co., MTN,
   297,000    1.52%, 1/15/04(a)                                          297,000,000
              Pacific Life Insurance Co.,
    38,000    1.50%, 9/11/03(a)(b)
               (cost $38,000,000; purchased 9/3/02)                       38,000,000
              Travelers Insurance Co.,
    51,000    1.84%, 1/8/03(a)(b)
               (cost $51,000,000; purchased 6/25/02)                      51,000,000
    25,000    1.52%, 2/25/03(a)(b)
               (cost $25,000,000; purchased 2/15/02)                      25,000,000
              United of Omaha Life Insurance Co.,
    40,000    1.59%, 3/5/03(a)(b)
               (cost $40,000,000; purchased 12/2/02)                      40,000,000
                                                                  ------------------
                                                                       2,476,136,139
-------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations  4.6%
              Federal Home Loan Bank,
   270,000    2.05%, 11/14/03(a)                                         270,000,000
              Federal National Mortgage Association,
   350,000    1.75%, 5/15/03(a)                                          350,000,000
                                                                  ------------------
                                                                         620,000,000
-------------------------------------------------------------------------------------
Repurchase Agreements(c)  1.2%
   158,050    Joint Repurchase Agreement Account,
               1.25%, 1/02/03 (Note 4)                                   158,050,000
                                                                  ------------------
              Total Investments  99.9%
               (amortized cost $13,414,745,156(d))                    13,414,745,156
              Other assets in excess of liabilities  0.1%                 19,487,158
                                                                  ------------------
              Net Assets  100%                                    $   13,434,232,314
                                                                  ------------------
                                                                  ------------------

    See Notes to Financial Statements                                     15

      COMMAND Account         COMMAND Money Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

The following abbreviations are used in the portfolio descriptions:

MTN--Medium Term Note.
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $642,000,000. The aggregate value of $642,000,000 is approximately 4.78% of net assets.
(c) Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of December 31, 2002 was as follows:

Commercial Banks..................................................   60.3%
Security Brokers & Dealers........................................   12.5
Asset Backed Securities...........................................    7.2
Life Insurance....................................................    6.2
Federal Credit Agencies...........................................    4.6
Short-Term Business Credit........................................    4.4
Mortgage Bankers..................................................    1.5
Bank Holding Companies - Domestic.................................    0.7
Finance Services..................................................    0.6
Oil & Gas.........................................................    0.4
Fire & Marine Casualty Insurance..................................    0.3
                                                                    -----
                                                                     98.8
Other assets in excess of liabilities.............................    1.3
                                                                    -----
                                                                    100.0%
                                                                    -----
                                                                    -----
    16                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $13,414,745,156
Receivable for Fund shares sold                                    1,027,324,973
Interest receivable                                                   12,807,815
Prepaid expenses                                                         241,165
                                                                -----------------
      Total assets                                                14,455,119,109
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                1,012,634,026
Management fee payable                                                 4,344,654
Distribution fee payable                                               1,513,746
Accrued expenses and other liabilities                                 1,496,662
Payable to custodian                                                     472,702
Dividends payable                                                        345,520
Deferred trustees' fees payable                                           79,485
                                                                -----------------
      Total liabilities                                            1,020,886,795
                                                                -----------------
NET ASSETS                                                       $13,434,232,314
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $   134,342,323
   Paid-in capital in excess of par                               13,299,889,991
                                                                -----------------
Net assets, December 31, 2002                                    $13,434,232,314
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
share ($13,434,232,314 /13,434,232,314 shares of beneficial
interest
($.01 par value) issued and outstanding)                                   $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     17

      COMMAND Account         COMMAND Money Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                   $ 136,297,195
                                                                -----------------
Expenses
   Management fee                                                    26,933,811
   Distribution fee                                                   9,394,169
   Transfer agent's fees and expenses                                 2,029,000
   Reports to shareholders                                              833,000
   Registration fees                                                    344,000
   Custodian's fees and expenses                                        326,000
   Legal fees and expenses                                               50,000
   Trustees' fees                                                        43,000
   Audit fee                                                             19,000
   Miscellaneous                                                         94,539
                                                                -----------------
      Total expenses                                                 40,066,519
                                                                -----------------
Net investment income                                                96,230,676
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             11,361
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  96,242,037
                                                                -----------------
                                                                -----------------

    18                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended               Ended
                                             December 31, 2002     June 30, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                     $     96,230,676     $    359,445,064
   Net realized gain on investment
      transactions                                     11,361              167,400
                                             -----------------    ----------------
   Net increase in net assets resulting
      from operations                              96,242,037          359,612,464
                                             -----------------    ----------------
Dividends and distributions to
   shareholders
   (Note 1)                                       (96,242,037)        (359,612,464)
                                             -----------------    ----------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed         25,523,818,951       55,239,051,509
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                93,780,050          359,606,092
   Cost of shares reacquired                  (26,965,857,698)     (57,223,752,894)
                                             -----------------    ----------------
   Net decrease in net assets from Fund
      share transactions                       (1,348,258,697)      (1,625,095,293)
                                             -----------------    ----------------
Total decrease                                 (1,348,258,697)      (1,625,095,293)
NET ASSETS
Beginning of period                            14,782,491,011       16,407,586,304
                                             -----------------    ----------------
End of period                                $ 13,434,232,314     $ 14,782,491,011
                                             -----------------    ----------------
                                             -----------------    ----------------

    See Notes to Financial Statements                                     19

      COMMAND Account         COMMAND Money Fund
             Financial Highlights (Unaudited)

                                                 Six Months                Year
                                                    Ended                 Ended
                                              December 31, 2002       June 30, 2002
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $     1.000           $      1.000
Net investment income and net realized
gains                                                  0.006                  0.022
Dividends and distributions to
shareholders                                          (0.006)                (0.022)
                                              -----------------      ----------------
Net asset value, end of period                   $     1.000           $      1.000
                                              -----------------      ----------------
                                              -----------------      ----------------
TOTAL RETURN(a):                                        0.66%                  2.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $13,434,232           $ 14,782,491
Average net assets (000)                         $14,908,138           $ 16,400,541
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                               .53%(b)                .53%
   Expenses, excluding distribution and
      service (12b-1) fees                               .41%(b)                .41%
  Net investment income                                 1.28%(b)               2.19%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year is not annualized.
(b) Annualized.
    20                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Money Fund
             Financial Highlights (Unaudited) Cont'd.

                       Year Ended June 30,
-----------------------------------------------------------------
   2001            2000            1999            1998
-----------------------------------------------------------------
$     1.000     $     1.000     $     1.000     $     1.000
      0.055           0.053           0.048           0.052
     (0.055)         (0.053)         (0.048)         (0.052)
-----------     -----------     -----------     -----------
$     1.000     $     1.000     $     1.000     $     1.000
-----------     -----------     -----------     -----------
-----------     -----------     -----------     -----------
       5.72%           5.42%           4.85%           5.31%
$16,407,586     $13,489,038     $12,246,946     $ 9,090,289
$15,543,950     $13,178,334     $11,965,069     $ 7,936,219
        .53%            .53%            .54%            .54%
        .41%            .41%            .41%            .42%
       5.50%           5.32%           4.73%           5.19%

    See Notes to Financial Statements                                     21

      COMMAND Account         COMMAND Government Fund
             Portfolio of Investments as of December 31, 2002 (Unaudited)

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Agencies  81.7%
Federal Farm Credit Bank  10.7%
$  100,000    1.315%, 1/7/03(a)                                   $       99,939,681
-------------------------------------------------------------------------------------
Federal Home Loan Bank  25.3%
     2,000    1.612%, 1/3/03(a)                                            1,999,913
    32,500    1.51%, 1/7/03(a)                                            32,513,270
    66,660    5.125%, 1/13/03                                             66,733,496
     2,950    5.40%, 1/15/03                                               2,953,953
     2,300    5.50%, 1/21/03                                               2,305,115
     1,000    6.20%, 1/21/03                                               1,002,414
    17,650    5.42%, 1/22/03                                              17,685,741
     2,500    5.61%, 1/23/03                                               2,505,992
       300    7.00%, 2/14/03                                                 301,827
     3,955    5.00%, 2/28/03                                               3,974,999
    10,870    1.25%, 3/15/03(a)                                           10,869,988
     1,900    1.24%, 3/17/03(a)                                            1,899,905
     5,000    2.54%, 4/4/03                                                5,010,307
    12,000    2.81%, 4/11/03                                              12,000,000
     5,165    4.50%, 4/25/03                                               5,208,772
    13,000    4.50%, 5/15/03                                              13,081,249
    10,000    1.86%, 10/30/03                                             10,000,000
     6,500    1.86%, 11/10/03                                              6,501,082
    25,000    1.60%, 12/16/03                                             25,000,000
     5,010    1.55%, 1/14/04                                               5,010,000
    10,000    1.61%, 1/14/04                                              10,000,000
                                                                  ------------------
                                                                         236,558,023
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  14.7%
     2,000    2.45%, 1/16/03                                               2,000,483
     4,425    7.00%, 2/15/03                                               4,452,935
     1,735    4.75%, 3/15/03                                               1,745,470
    37,066    7.375%, 5/15/03                                             37,724,931
    25,746    4.50%, 6/15/03                                              25,969,571
    65,000    1.75%, 12/5/03                                              65,000,000
                                                                  ------------------
                                                                         136,893,390

    22                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
         Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
Federal National Mortgage Association  29.0%
$   86,000    1.248%, 1/2/03(a)                                   $       85,999,561
     3,500    1.291%, 1/9/03(a)                                            3,499,131
     7,000    1.586%, 1/10/03(a)                                           7,000,455
       520    6.80%, 1/10/03                                                 520,635
    30,000    1.28%, 1/15/03                                              29,985,067
    37,071    5.25%, 1/15/03                                              37,120,069
    15,000    1.499%, 1/22/03(a)                                          14,996,997
     3,800    1.527%, 2/1/03(a)                                            3,800,192
     2,500    2.25%, 2/7/03                                                2,500,495
    24,000    1.29%, 2/25/03                                              23,952,700
     2,225    6.00%, 3/11/03                                               2,240,028
    40,000    1.27%, 4/15/03                                              39,853,244
     1,472    5.75%, 4/15/03                                               1,488,573
     5,100    4.625%, 5/15/03                                              5,161,941
     4,000    3.125%, 11/15/03                                             4,039,066
     9,000    1.58%, 1/13/04                                               9,000,000
                                                                  ------------------
                                                                         271,158,154
-------------------------------------------------------------------------------------
Student Loan Marketing Association  2.0%
     5,000    1.22%, 1/7/03(a)                                             4,999,864
     1,600    2.00%, 2/14/03                                               1,601,177
    12,000    2.25%, 7/2/03                                               11,998,926
                                                                  ------------------
                                                                          18,599,967
                                                                  ------------------
              Total U.S. government agencies
               (cost $763,149,215)                                       763,149,215
                                                                  ------------------
-------------------------------------------------------------------------------------
Repurchase Agreements(b)  19.6%
    60,500    Credit Suisse First Boston Corp., 1.32%, dated
               12/11/02, due 1/10/03 in the amount of
               $60,566,550 (cost $60,500,000, value of
               collateral including accrued interest was
               $61,710,630)                                               60,500,000
                                                                  ------------------

    See Notes to Financial Statements                                     23

      COMMAND Account         COMMAND Government Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
------------------------------------------------------------------------------------------
$   90,000    Merrill Lynch Pierce, Fenner & Smith, 1.30%,
               dated 12/31/02, due 1/07/03 in the amount of
               $90,022,750 (cost $90,000,000, value of
               collateral including accrued interest was
               $91,802,128)                                       $       90,000,000
    32,676    Joint Repurchase Agreement Account,
               1.25%, 1/02/03 (Note 4)                                    32,676,000
                                                                  ------------------
              Total repurchase agreements
               (amortized cost $183,176,000)                             183,176,000
                                                                  ------------------
              Total Investments  101.3%
               (amortized cost $946,325,215(c))                          946,325,215
              Liabilities in excess of other assets  (1.3%)              (12,523,821)
                                                                  ------------------
              Net Assets  100%                                    $      933,801,394
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b) Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(c) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
    24                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, excluding repurchase agreements, at amortized
   cost which approximates market value                          $   763,149,215
Repurchase agreements, at amortized cost which approximates
market value                                                         183,176,000
Cash                                                                       1,402
Receivable for Fund shares sold                                       64,547,567
Interest receivable                                                    4,968,794
Prepaid expenses                                                         140,973
                                                                -----------------
      Total assets                                                 1,015,983,951
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                   81,612,659
Management fee payable                                                   342,150
Distribution fee payable                                                 106,922
Dividends payable                                                         25,501
Deferred trustees' fees payable                                           15,817
Accrued expenses and other liabilities                                    79,508
                                                                -----------------
      Total liabilities                                               82,182,557
                                                                -----------------
NET ASSETS                                                       $   933,801,394
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $     9,338,014
   Paid-in capital in excess of par                                  924,463,380
                                                                -----------------
Net assets, December 31, 2002                                    $   933,801,394
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($933,801,394 / 933,801,394 shares of beneficial
   interest
   ($.01 par value) issued and outstanding)                                $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     25

      COMMAND Account         COMMAND Government Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $ 8,865,605
                                                                -----------------
Expenses
   Management fee                                                    1,981,275
   Distribution fee                                                    619,148
   Registration fees                                                    52,000
   Transfer agent's fees and expenses                                   45,000
   Custodian's fees and expenses                                        40,000
   Audit fee                                                            15,000
   Reports to shareholders                                              13,000
   Legal fees and expenses                                              11,000
   Trustees' fees                                                        6,000
   Miscellaneous                                                         6,213
                                                                -----------------
      Total expenses                                                 2,788,636
                                                                -----------------
Net investment income                                                6,076,969
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                             5,517
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 6,082,486
                                                                -----------------
                                                                -----------------

    26                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months             Year
                                                    Ended               Ended
                                              December 31, 2002     June 30, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $     6,076,969     $    17,983,208
   Net realized gain on investment
      transactions                                       5,517             514,618
                                              -----------------    ---------------
   Net increase in net assets resulting
      from operations                                6,082,486          18,497,826
                                              -----------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                            (6,082,486)        (18,497,826)
                                              -----------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed           2,147,765,315       3,813,414,912
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  6,124,935          18,503,678
   Cost of shares reacquired                    (2,128,446,804)     (3,705,800,462)
                                              -----------------    ---------------
   Net increase in net assets from Fund
      share transactions                            25,443,446         126,118,128
                                              -----------------    ---------------
Total increase                                      25,443,446         126,118,128
NET ASSETS
Beginning of period                                908,357,948         782,239,820
                                              -----------------    ---------------
End of period                                  $   933,801,394     $   908,357,948
                                              -----------------    ---------------
                                              -----------------    ---------------

    See Notes to Financial Statements                                     27

      COMMAND Account         COMMAND Government Fund
             Financial Highlights (Unaudited)

                                                   Six Months              Year
                                                      Ended                Ended
                                                December 31, 2002      June 30, 2002
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $   1.000            $   1.000
Net investment income and net realized
gains                                                   0.006                0.020
Dividends and distributions to shareholders            (0.006)              (0.020)
                                                -----------------      -------------
Net asset value, end of period                      $   1.000            $   1.000
                                                -----------------      -------------
                                                -----------------      -------------
TOTAL RETURN(a)                                          0.64%                2.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $ 933,801            $ 908,358
Average net assets (000)                            $ 982,562            $ 916,475
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                .56%(b)              .56%
   Expenses, excluding distribution and
      service (12b-1) fees                                .44%(b)              .43%
   Net investment income                                 1.23%(b)             1.96%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year is not annualized.
(b) Annualized.
    28                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Government Fund
             Financial Highlights (Unaudited) Cont'd.

                  Year Ended June 30,
-------------------------------------------------------
   2001           2000           1999           1998
-------------------------------------------------------
 $  1.000       $  1.000       $  1.000       $  1.000
    0.054          0.051          0.046          0.051
   (0.054)        (0.051)        (0.046)        (0.051)
----------     ----------     ----------     ----------
 $  1.000       $  1.000       $  1.000       $  1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     5.52%          5.23%          4.74%          5.20%
 $782,240       $687,364       $714,390       $608,727
 $756,716       $714,655       $739,779       $562,693
      .57%           .58%           .56%           .56%
      .45%           .45%           .44%           .44%
     5.30%          5.12%          4.63%          5.08%

    See Notes to Financial Statements                                     29

      COMMAND Account         COMMAND Tax-Free Fund
             Portfolio of Investments as of December 31, 2002 (Unaudited)

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
ALABAMA  0.5%
                             Mobile Ind. Dev. Brd. Rev., Alabama
                              Pwr. Co., Barry Plant Proj.,
                              A.M.T., F.R.D.D.,
VMIG1        $   9,500       1.90%, 1/2/03, Ser. 2001B              $     9,500,000
-------------------------------------------------------------------------------------
ALASKA  0.9%
                             Roaring Fork Municipal Prods. LLC,
                              Alaska Hsg. Fin. Corp., Mtge. Rev.,
                              F.R.W.D., Ser. 02-15,
VMIG1           16,000       1.70%, 1/2/03                               16,000,000
-------------------------------------------------------------------------------------
ARIZONA  3.7%
                             Pima Cnty. Ind. Dev. Auth. Sngl.
                              Fam. Mtge. Rev., Draw Down Bds.,
                              A.M.T.,
NR              28,055       1.40%, 4/25/03, Ser. 2002                   28,055,000
                             Roaring Fork Municipal Prods. LLC,
                              Tucson & Pima Cnty. Ind. Dev.
                              Auth., F.R.W.D., A.M.T., Ser. 02-9,
A-1+*            7,265       1.77%, 1/2/03                                7,265,000
                             Salt River Agr. Proj., Imp. & Pwr.,
                              T.E.C.P., Ser. 80,
P-1             19,100       1.70%, 1/10/03                              19,100,000
                             Tempe Ind. Dev. Auth. Sr. Rev.,
                              Friendship Vlge. Proj., F.R.W.D.,
NR              10,000       1.60%, 1/2/03, Ser. 2002C                   10,000,000
                                                                    ---------------
                                                                         64,420,000
-------------------------------------------------------------------------------------
CALIFORNIA  2.7%
                             Berkeley Calif. Uni. Sch. Dist.,
                              G.O., B.A.N.,
NR              12,000       2.50%, 6/1/03                               12,047,896
                             California St. Dept. Wtr. Res. Pwr.
                              Sup. Rev., F.R.W.D.,
A3              10,000       1.80%, 1/2/03, Ser. C-9                     10,000,000
A3               5,000       1.80%, 1/2/03, Ser. C-12                     5,000,000

    30                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
         Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             California Statewide Cmntys. Dev.
                              Auth. Rev., Kaiser Permanente,
VMIG2        $  14,000       2.25%, 2/1/03, Ser. 2002B              $    14,000,000
VMIG2            6,500       1.70%, 7/1/03, Ser. 2001B                    6,500,000
                                                                    ---------------
                                                                         47,547,896
-------------------------------------------------------------------------------------
COLORADO  2.1%
                             Adams Cnty. Hosp. Rev., Platte
                              Valley Med. Ctr. B, F.R.W.D.,
NR               9,780       1.20%, 1/2/03                                9,780,000
                             Colorado Hsg. & Fin. Auth., Sngl.
                              Fam.,
MIG1            20,000       1.55%, 11/1/03, Ser. C6                     20,000,000
                             Dove Valley Metro. Dist. Arapahoe
                              Cnty., G.O.,
NR               2,545       1.90%, 1/3/03                                2,545,000
                             Roaring Fork Municipal Prods. LLC,
                              Denver City & Cnty., Ser. 00-7,
                              F.R.W.D., A.M.T., F.H.L.M.C.,
                              F.N.M.A., G.N.M.A.,
A-1+*            3,935       1.77%, 1/2/03                                3,935,000
                                                                    ---------------
                                                                         36,260,000
-------------------------------------------------------------------------------------
DELAWARE  0.8%
                             Delaware St. Econ. Dev. Auth. Rev.,
                              Delmarva Pwr. & Lt. Co. Proj.,
                              F.R.W.D.,
VMIG1            9,400       1.75%, 1/3/03                                9,400,000
                             Delmarva Pwr. & Lt. Co. Proj.,
                              F.R.W.D., A.M.T.,
VMIG1            4,300       1.75%, 1/2/03, Ser. A                        4,300,000
                                                                    ---------------
                                                                         13,700,000
-------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA  4.2%
                             District of Columbia Hsg. Fin. Agcy.
                              Rev., Sngl. Fam. Mtge.,
NR              58,430       1.41%, 1/3/03                               58,430,000
                             Metro. Washington D.C. Airport
                              Auth., A.M.T.,
NR              15,000       1.80%, 2/25/03, Ser. 99A                    15,000,000
                                                                    ---------------
                                                                         73,430,000

    See Notes to Financial Statements                                     31

      COMMAND Account         COMMAND Tax-Free Fund
         Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
FLORIDA  6.0%
                             Halifax Hosp. Med. Ctr., G.O.,
                              T.A.N.,
MIG1         $   7,000       2.50%, 3/14/03, Ser. 02                $     7,008,806
                             JEA Wtr. & Swr. Sys. Rev.,
Aa3             11,000       1.10%, 1/28/03, Ser. C                      11,000,000
                             Orange Cnty. Hlth. Facs. Auth. Rev.,
                              Adventist Hlth. Sys. Sunbelt,
                              Ser. 98171, F.R.W.D., F.S.A.,
A1+*            46,350       1.72%, 1/2/03(c)                            46,350,000
                             Sunshine St. Govt. Fin. Rev. Notes,
                              A.M.B.A.C.,
NR               5,000       1.55%, 2/18/03, Ser. C                       5,000,000
NR              15,000       1.10%, 3/10/03, Ser. F                      15,000,000
NR              21,355       1.20%, 6/13/03, Ser. A                      21,355,000
                                                                    ---------------
                                                                        105,713,806
-------------------------------------------------------------------------------------
GEORGIA  1.0%
                             Crisp Cnty., Solid Wste. Mgmt. Auth.
                              Rev., A.M.T., F.S.A., F.R.W.D.,
VMIG1            4,870       1.57%, 1/2/03, Ser. 98                       4,870,000
                             De Kalb Cnty. Hosp. Auth. Rev.,
                              Dekalb Med. Ctr. Inc. Proj.,
                              F.R.W.D.,
VMIG1           12,300       1.10%, 1/2/03, Ser. B                       12,300,000
                                                                    ---------------
                                                                         17,170,000
-------------------------------------------------------------------------------------
HAWAII  0.4%
                             Hawaii St., G.O., F.S.A.,
VMIG1            3,795       1.44%, 1/2/03, Ser. ZTC 43                   3,795,000
VMIG1            3,750       1.44%, 1/2/03, Ser. ZTC 44                   3,750,000
                                                                    ---------------
                                                                          7,545,000
-------------------------------------------------------------------------------------
ILLINOIS  9.1%
                             Chicago Hsg. Auth. Cap. Prog. Rev.,
                              F.R.W.D.,
NR               5,235       1.77%, 1/2/03, Ser. 2001                     5,235,000
                             Chicago Park Dist.,
VMIG1           10,195       1.69%, 1/2/03, Ser. ZTC 23                  10,195,000
VMIG1            3,360       1.69%, 1/2/03, Ser. ZTC 46                   3,360,000

    32                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
         Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             Chicago Wtr. Rev., M.E.R.L.O.T.,
VMIG1        $  14,385       1.65%, 1/2/03, Ser. 00TT               $    14,385,000
                             Chicago, Stockyards Ind. Proj.,
NR              10,870       1.65%, 1/2/03, Ser. 96A                     10,870,000
                             Illinois Dev. Fin. Auth. Rev., Amer.
                              Coll. of Surgeons, F.R.W.D.,
NR              15,200       1.65%, 1/3/03, Ser. 96                      15,200,000
                             Illinois Hlth. Facs. Auth. Rev.,
                              Evanston Hosp. Corp.,
NR              34,000       1.45%, 2/13/03, Ser. 92                     34,000,000
                             Little Co. of Mary Hosp., F.R.W.D.,
A-1*             5,000       1.70%, 1/2/03                                5,000,000
                             Illinois St. Sales Tax Rev.,
VMIG1            9,650       1.69%, 1/2/03, Ser. ZTC 32                   9,650,000
VMIG1            4,950       1.69%, 1/2/03, Ser. ZTC 45                   4,950,000
                             Morton Ind. Dev. Rev., Morton
                              Welding Co., Inc. Proj., F.R.W.D.,
                              A.M.T.,
NR               4,000       1.75%, 1/2/03                                4,000,000
                             Peoria Cnty. Swge. Fac. Rev.,
                              Caterpillar Inc. Proj., A.M.T.,
                              F.R.W.D.,
NR               4,300       1.77%, 1/2/03                                4,300,000
                             Wheeling Multi-Fam. Hsg. Rev.,
                              Woodland Creek Proj. F.R.W.D.,
NR              17,655       1.65%, 1/2/03                               17,655,000
                             Woodridge Multi-Fam. Hsg. Rev.,
                              Hinsdale Lake Terr. Apts.,
                              F.R.W.D., F.S.A.,
Aaa             20,760       1.65%, 1/3/03, Ser. 90                      20,760,000
                                                                    ---------------
                                                                        159,560,000
-------------------------------------------------------------------------------------
INDIANA  2.0%
                             Indiana St. Office Bldg. Comm. Facs.
                              Rev., T.E.C.P.,
NR              34,525       1.10%, 2/18/03, Ser. 02A                    34,525,000
-------------------------------------------------------------------------------------
IOWA  0.7%
                             Iowa Fin. Auth. Hlth. Care Facs.
                              Rev., Care Initiatives Proj.,
                              F.R.D.D.,
VMIG1            3,200       1.85%, 1/2/03                                3,200,000

    See Notes to Financial Statements                                     33

      COMMAND Account         COMMAND Tax-Free Fund
     Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             Sergeant Bluff Ind. Dev. Rev., Sioux
                              City Brick & Tile Proj., A.M.T.,
                              F.R.W.D.,
NR           $   8,480       1.80%, 1/2/03, Ser. 96C                $     8,480,000
                                                                    ---------------
                                                                         11,680,000
-------------------------------------------------------------------------------------
KENTUCKY  3.1%
                             Kentucky St. Ppty. & Bldgs. Comm.
                              Rev.,
VMIG1            9,900       1.69%, 1/2/03, Ser. ZTC 34                   9,900,000
                             Leitchfield Ind. Bldg. Rev., Styline
                              Inds. Inc. Proj., A.M.T., F.R.W.D.,
A1+*             1,475       1.82%, 1/2/03, Ser. 99                       1,475,000
                             Ohio Cnty. Poll. Ctrl. Rev., Big
                              Rivers Elec. Corp. Proj., F.R.W.D.,
VMIG1           29,500       1.15%, 1/8/03                               29,500,000
VMIG1           14,000       1.70%, 1/8/03                               14,000,000
                                                                    ---------------
                                                                         54,875,000
-------------------------------------------------------------------------------------
LOUISIANA  1.2%
                             Ascension Parish.,
NR              10,000       1.80%, 1/27/03, Ser.1999                    10,000,000
                             East Baton Rouge Parish Poll. Ctrl.
                              Rev., Rhone Poulenc Inc. Proj.,
                              F.R.D.D.,
Aa2              1,200       1.80%, 1/2/03                                1,200,000
                             Roaring Fork Municipal Prods. LLC,
                              Louisiana Hsg., Fin. Auth., Ser.
                              00-2, F.R.W.D., A.M.T., F.N.M.A.,
                              G.N.M.A.,
VMIG1            9,800       1.77%, 1/2/03                                9,800,000
                                                                    ---------------
                                                                         21,000,000
-------------------------------------------------------------------------------------
MAINE  0.7%
                             Dover & Foxcroft Rev., Pleasant
                              River Lumber Co. Proj., F.R.W.D.,
                              A.M.T.,
A-1*             2,500       2.00%, 1/2/03, Ser. 02                       2,500,000
                             Maine St. G.O., B.A.N.,
MIG1             4,500       2.375%, 6/26/03, Ser. 02-3                   4,518,825

    34                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             Portland., G.O., B.A.N.,
NR           $   2,500       2.25%, 3/5/03                          $     2,502,778
                             York Rev., Stonewall Realty LLC
                              Proj., A.M.T., F.R.W.D.,
VMIG1            2,690       2.05%, 1/2/03, Ser. 99                       2,690,000
                                                                    ---------------
                                                                         12,211,603
-------------------------------------------------------------------------------------
MARYLAND  0.3%
                             Roaring Fork Municipal Prods. LLC,
                              Prince George's Cnty. Hsg. Auth.,
                              Ser. 00-11, F.R.W.D., A.M.T.,
                              F.H.L.M.C., F.N.M.A., G.N.M.A.,
A-1+*            5,370       1.77%, 1/2/03                                5,370,000
-------------------------------------------------------------------------------------
MASSACHUSETTS  5.8%
                             Commonwealth of MA
NR              30,000       1.15%, 2/11/03, Ser. D                      30,000,000
NR              15,000       1.10%, 2/14/03, Ser. E                      15,000,000
                             Lawrence G.O., M.B.I.A.,
Aaa              1,355       4.50%, 3/15/03                               1,361,670
                             Mass. St.,
NR              12,500       1.10%, 2/14/03                              12,500,000
                             Mass. St. Dev. Fin. Agcy.,
NR               4,000       1.15%, 4/7/03, Ser. B                        4,000,000
                             Cordis Mills LLC, F.R.W.D., A.M.T.,
NR               9,850       1.70%, 1/9/03, Ser. B                        9,850,000
                             Cons. Ln.,
VMIG1            9,000       1.69%, 1/2/03, Ser. ZTC 9                    9,000,000
                             Seekonk B.A.N., G.O.,
NR               6,000       2.00%, 10/17/03                              6,021,008
                             Winthrop, B.A.N., G.O.,
MIG1            14,000       2.25%, 3/20/03                              14,013,224
                                                                    ---------------
                                                                        101,745,902
-------------------------------------------------------------------------------------
MICHIGAN  1.8%
                             Michigan Job Dev. Auth. Rev.,
                              Frankenmuth Bavarian Inn, F.R.W.D.,
A1               6,000       1.40%, 1/2/03, Ser. A                        6,000,000

    See Notes to Financial Statements                                     35

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             Michigan Pub. Pwr. Agcy. Rev.,
NR           $   5,000       1.69%, 1/2/03, Ser. ZTC 42             $     5,000,000
                             Michigan Strategic Fd. Ltd., Amer.
                              Litho Proj., A.M.T., F.R.W.D.,
NR               5,000       1.79%, 1/2/03, Ser. 02                       5,000,000
                             State of Michigan, G.O., Sch. Loan
                              Bonds, T.E.C.P.,
NR               5,000       1.80%, 2/4/03, Ser. 01A                      5,000,000
                             Walled Lake Cons. Sch. Dist., G.O.,
                              F.R.W.D.,
VMIG1           10,000       1.69%, 1/2/03, Ser. ZTC18                   10,000,000
                                                                    ---------------
                                                                         31,000,000
-------------------------------------------------------------------------------------
MINNESOTA  2.4%
                             Bloomington Coml. Dev. Rev., 94th
                              Str. Assoc. Proj., F.R.W.D.,
A1+*             4,385       1.65%, 1/3/03, Ser. 85                       4,385,000
                             James Avenue Assoc. Proj., F.R.W.D.,
A1+*             4,265       1.65%, 1/3/03, Ser. 1985                     4,265,000
                             Bloomington Port. Auth. Tax Rev.
                              Ref., Mall of America, F.R.W.D.,
                              F.S.A.,
VMIG1           18,000       1.65%, 1/2/03, Ser. 99B                     18,000,000
                             Chaska Multi-Fam. Hsg. Rev., Clover
                              Field Commons., F.R.W.D., A.M.T.,
NR               6,800       1.35%, 1/2/03                                6,800,000
                             Duluth Multi-Fam. Hsg. Rev., Irving
                              Townhomes LLC Proj., F.R.W.D.,
                              A.M.T.,
NR               4,500       1.26%, 1/2/03                                4,500,000
                             St. Paul Hsg. & Redev. Auth. Heating
                              Rev., F.R.W.D.,
A1+*             3,500       1.65%, 1/3/03, Ser. 99D                      3,500,000
                                                                    ---------------
                                                                         41,450,000
-------------------------------------------------------------------------------------
MISSISSIPPI  1.4%
                             Roaring Fork Municipal Prods. LLC,
                              Durham Cnty., Alston Village Apts.,
                              Ser. 01-8, F.R.W.D., A.M.T.,
                              F.N.M.A.,
A-1+*            6,980       1.82%, 1/2/03                                6,980,000

    36                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
         Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             Mississippi Home Corp., A.M.T.,
                              F.R.W.D., F.N.M.A., G.N.M.A.,
VMIG1        $   8,550       1.77%, 1/2/03, Ser. 00-18              $     8,550,000
                             Mississippi Home Corp., A.M.T.,
                              S.E.M.M.T., F.N.M.A., G.N.M.A.,
                             1.77%, 1/2/03, Ser. 01-14(d)
                              (cost $9,330,000; purchased
VMIG1            9,330        5/29/02)                                    9,330,000
                                                                    ---------------
                                                                         24,860,000
-------------------------------------------------------------------------------------
MISSOURI  1.3%
                             Missouri St. Hlth. & Edl. Facs.
                              Auth. Rev., Christian Brothers,
                              F.R.D.D.,
A-1*             3,700       1.85%, 1/2/03, Ser. A                        3,700,000
                             De Smet Jesuit High Sch., F.R.D.D.,
A-1*             2,200       1.85%, 1/2/03                                2,200,000
                             Roaring Fork Municipal Prods. LLC,
                              Missouri Sngl. Fam. Mtge. Hsg. Dev.
                              Cmte., Ser. 00-3, F.R.W.D., A.M.T.,
                              F.N.M.A., G.N.M.A.,
A-1*            17,110       1.77%, 1/2/03                               17,110,000
                                                                    ---------------
                                                                         23,010,000
-------------------------------------------------------------------------------------
NEBRASKA  0.2%
                             York Ind. Dev. Rev., Kroy Bldg.
                              Prods. Inc. Proj., F.R.W.D.,
                              A.M.T.,
A-1*             4,500       1.85%, 1/2/03                                4,500,000
-------------------------------------------------------------------------------------
NEVADA  0.9%
                             Clark Cnty., G.O., F.R.W.D.,
VMIG1           15,000       1.69%, 1/2/03, Ser. ZTC 27                  15,000,000
-------------------------------------------------------------------------------------
NEW HAMPSHIRE  0.6%
                             New Hampshire Hlth. & Ed. Facs.
                              Auth. Hosp. Rev., Catholic Med.
                              Ctr., F.R.W.D.,
VMIG1           10,000       1.60%, 1/2/03                               10,000,000

    See Notes to Financial Statements                                     37

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
NEW JERSEY  0.5%
                             Newark, N.J., G.O., B.A.N.
MIG1         $   8,000       2.50%, 8/1/03                          $     8,036,657
-------------------------------------------------------------------------------------
NEW MEXICO  0.6%
                             Roaring Fork Municipal Prods. LLC,
                              New Mexico Mtge. Fin. Auth.,
                              F.R.W.D., A.M.T., F.H.L.M.C.,
                              F.N.M.A., G.N.M.A., Ser. 00-1,
A-1+*           11,215       1.77%, 1/2/03                               11,215,000
-------------------------------------------------------------------------------------
NEW YORK  2.8%
                             City of Rochester
NR               2,400       1.10%, 2/25/03                               2,400,000
                             Metro. Trans. Auth. N. Y.,
NR              10,000       1.15%, 4/7/03                               10,000,000
                             New York St. Engy. Res. & Dev. Auth.
                              Poll. Ctrl. Rev., Niagara Mohawk,
                              F.R.W.D.,
Aa2             13,300       1.80%, 1/2/03, Ser. 85B                     13,300,000
                             New York, NY, G.O., R.A.N.,
MIG1            22,500       2.50%, 4/11/03                              22,582,969
                                                                    ---------------
                                                                         48,282,969
-------------------------------------------------------------------------------------
NORTH DAKOTA  0.2%
                             Ward Cnty. Hlth. Care Fac. Rev.,
                              Trinity Oblig. Grp., F.R.D.D.,
VMIG1            2,950       1.85%, 1/2/03, Ser. A                        2,950,000
-------------------------------------------------------------------------------------
OHIO  2.8%
                             Cuyahoga Cnty. Hosp. Rev., W.O.
                              Walker Ctr. Inc., A.M.B.A.C.,
                              F.R.W.D.,
AAA*            11,690       1.70%, 1/2/03, Ser. 98II                    11,690,000
                             East Lake Ind. Dev. Rev., Astro
                              Model Corp. Proj., A.M.T.,
                              F.R.W.D.,
NR               2,290       1.80%, 1/2/03, Ser. 96                       2,290,000
                             Hamilton Cnty. Hosp. Facs. Rev.,
                              Hlth. Alliance, F.R.W.D.,
VMIG1              365       1.58%, 1/2/03, Ser. F                          365,000
                             Kenston Local Sch. Dist., B.A.N.,
                              G.O.,
NR               6,500       2.00%, 5/21/03                               6,519,737

    38                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             Licking Cnty. Joint Vocational Sch.
                              Dist., Sch. Facs. Constr. & Impvt.
                              Nts., G.O.,
Aa3          $  20,000       2.10%, 3/18/03                         $    20,027,022
                             Ohio Hsg. Fin. Agcy., Multi-Fam.
                              Hsg. Rev., 10 Wilmington Pl. Prog.,
                              F.R.W.D., F.S.A.,
NR               8,945       1.65%, 1/8/03, Ser. B                        8,945,000
                                                                    ---------------
                                                                         49,836,759
-------------------------------------------------------------------------------------
OKLAHOMA  6.3%
                             Canadian Cnty. Home Fin. Auth. Sngl.
                              Fam. Mtge. Rev., Draw Down Joint
                              Pwrs.,
NR              12,685       1.35%, 4/25/03, Ser. A                      12,685,000
                             Cleveland Cnty. Dev. Auth. Fam.
                              Mtge. Rev.,
NR               7,500       1.38%, 12/24/03                              7,500,000
                             Oklahoma Cnty. Fin Auth. Sngl. Fam.
                              Hsg. Rev. Mtge.,
NR               9,854       1.392%, 4/1/03, Ser. 1611                    9,853,644
                             Oklahoma Hsg. Dev. Auth. Multi-Fam.
                              Rev., Affordable Hsg., F.R.W.D.,
VMIG1           33,500       1.70%, 1/2/03, Ser. 02A                     33,500,000
VMIG1           10,000       1.70%, 1/2/03, Ser. 02B                     10,000,000
                             Oklahoma Hsg. Fin. Agcy. Sngl. Fam.
                              Rev., Mtge. Homeownership Ln.
                              Prog., A.M.T., G.N.M.A., F.N.M.A.,
                              F.R.M.D.,
VMIG1            4,300       1.10%, 1/31/03, Ser. 02B                     4,300,000
                             South Western Dev. Auth. Sngl-Fam.
                              Mtg. Rev., Ser. A
AAA*             7,500       1.40%, 1/2/04                                7,500,000
                             Tulsa Pkg. Auth. Rev., Williams Ctr.
                              Proj., S.E.M.M.T.,
VMIG1            5,300       1.60%, 5/15/03, Ser. 87A                     5,300,000
                             Tulsa Cnty. Ind. Auth. Rev., First
                              Mtge. Montercau, F.R.D.D.,
A1+*            19,100       1.75%, 1/2/03, Ser. 02A                     19,100,000
                                                                    ---------------
                                                                        109,738,644

    See Notes to Financial Statements                                     39

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
OREGON  0.2%
                             Multnomah Cnty. Higher Ed. Rev.,
                              Concordia Univ. Portland Proj.,
                              F.R.D.D.,
VMIG1        $   3,500       1.85%, 1/2/03                          $     3,500,000
-------------------------------------------------------------------------------------
PENNSYLVANIA  0.3%
                             Fayette Cnty. Hosp. Auth. Sr. Hlth.
                              & Hsg. Facs. Rev., Mount Macrina
                              Manor Proj., F.R.W.D.,
A-1*             4,500       1.70%, 1/2/03                                4,500,000
-------------------------------------------------------------------------------------
RHODE ISLAND  0.5%
                             Rhode Island Hlth. & Ed. Bldg. Corp.
                              Edl. Inst. Rev., Hosp. Fin. Care
                              New England-A., F.R.W.D.,
A-1*             3,700       1.80%, 1/2/03                                3,700,000
                             St. Andrews Sch., F.R.W.D.,
A-1*             5,300       1.80%, 1/2/03                                5,300,000
                                                                    ---------------
                                                                          9,000,000
-------------------------------------------------------------------------------------
SOUTH CAROLINA  0.8%
                             Calhoun Cnty. Sch. Dist.,
                              G.O.,T.A.N.
NR               1,800       2.35%, 4/11/03                               1,802,670
                             Lexington Cnty. Wtr. & Swr. Comm.,
                              B.A.N.,
NR               7,500       3.50%, 4/17/03, Ser. 02A                     7,521,236
                             Orangeburg Proj. Corp., Cap. Sales &
                              Use Tax Rev., M.B.I.A.,
Aaa              4,250       3.50%, 10/1/03                               4,303,371
                                                                    ---------------
                                                                         13,627,277
-------------------------------------------------------------------------------------
SOUTH DAKOTA  0.5%
                             Grant Cnty. Poll. Ctrl. Rev., Otter
                              Tail Pwr. Co. Proj., F.R.W.D.,
VMIG1            8,000       1.80%, 1/3/03, Ser. 93                       8,000,000
-------------------------------------------------------------------------------------
TENNESSEE  2.4%
                             Shelby Cnty. Hlth. Edl.,
NR              42,300       1.15%, 1/23/03                              42,300,000

    40                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
TEXAS  22.0%
                             Austin Util. Sys. Rev.,
NR           $  26,053       1.20%, 6/11/03                         $    26,053,000
                             Bexar Cnty. Hsg. Fin. Corp., Perrin
                              Park Apts., F.R.W.D., G.N.M.A.,
VMIG1           10,375       1.75%, 1/2/03, Ser. 96                      10,375,000
                             Carroll Indpt. Sch. Dist. G.O., Sch.
                              Bldg., S.E.M.M.T.,
VMIG1           28,100       2.25%, 4/1/03, Ser. 00                      28,103,395
                             City of Houston Wtr. & Swr.,
                              T.E.C.P.,
NR               5,000       1.50%, 2/13/03, Ser. A                       5,000,000
NR              10,000       1.10%, 2/25/03, Ser. A                      10,000,000
                             City of Houston Texas,
NR               5,000       1.15%, 2/10/03                               5,000,000
                             City of San Antonio Wtr. Sys.,
NR               7,800       1.05%, 1/16/03, Ser. A                       7,800,000
                             Collin Cnty. Hsg. Fin. Corp.
                              Multi-Fam. Hsg. Rev., Huntington
                              Apts. Proj., F.R.W.D.,
A1+*             6,155       1.67%, 1/2/03, Ser. 96                       6,155,000
                             Dallas Texas Area Rapid Transit,
NR              20,000       1.50%, 1/22/03                              20,000,000
NR              20,000       1.10%, 1/31/03                              20,000,000
                             Desoto Ind. Dev. Auth., Solar
                              Turbines, Inc. Proj., F.R.W.D.,
P1               7,050       1.62%, 1/2/03, Ser. 00                       7,050,000
                             El Paso, G.O., T.E.C.P.,
NR              10,000       1.15%, 2/13/03, Ser. A                      10,000,000
                             Fort Worth Indpt. Sch. Dist. G.O.,
Aaa              3,000       4.375%, 2/15/03, Ser. 01                     3,009,034
                             Harris Cnty., T.E.C.P.,
NR              39,897       1.65%, 1/10/03                              39,897,000
                             Houston Ind. Sch. Dist., F.S.A.,
                              F.R.W.D.,
VMIG1           12,700       1.69%, 1/2/03, Ser. ZTC 21                  12,700,000
                             Houston, Wtr. & Swr. Proj.,
                              T.E.C.P.,
NR               5,000       1.10%, 2/10/03, Ser. A                       5,000,000
NR               5,000       1.10%, 2/11/03, Ser. A                       5,000,000
NR              13,000       1.10%, 2/27/03, Ser. A                      13,000,000

    See Notes to Financial Statements                                     41

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
                             Irving Texas
NR           $  18,550       1.10%, 1/16/03, Ser. A                 $    18,550,000
                             North Harris Montgomery Cmnty. Coll.
                              Dist. G.O., F.R.W.D.,
VMIG1           14,640       2.25%, 4/1/03, Ser. 97                      14,641,769
                             Plano Indpt. Sch. Dist.,
VMIG1           13,000       1.69%, 1/2/03, Ser. ZTC 14                  13,000,000
                             Port Arthur Nav. Dist. Rev., Motiva
                              Enterprises LLC, A.M.T., F.R.W.D.,
A-1*             5,000       1.75%, 1/2/03                                5,000,000
                             San Antonio Wtr. Sys. Rev.,
                              F.R.W.D., M.E.R.L.O.T.,
VMIG1           17,420       1.65%, 1/2/03, Ser. 00VV                    17,420,000
                             San Jacinto Coll. Dist. Limited Tax,
                              G.O.,
VMIG1           14,900       2.25%, 4/1/03                               14,901,800
                             Spring Branch Indpt. Sch. Dist.,
                              Limited Tax Schoolhouse Bonds,
                              F.R.W.D.,
VMIG1           11,880       1.69%, 1/2/03, Ser. ZTC28(c)                11,880,000
                             Texas Dept. Hsg. & Cmnty., A.M.T.,
                              T.E.C.P.,
NR              12,100       1.58%, 2/18/03, Ser. A                      12,100,000
                             Texas St. College Student Loans,
VMIG1            8,000       1.74%, 1/2/03, Ser. ZTC 5                    8,000,000
                             G.O., T.R.A.N.,
MIG1            30,000       2.75%, 8/29/03                              30,206,664
                             Texas Wtrwrks. & Swr., T.E.C.P.,
NR               4,000       1.10%, 2/27/03                               4,000,000
                                                                    ---------------
                                                                        383,842,662
-------------------------------------------------------------------------------------
VERMONT  0.9%
                             Vermont Edl. & Hlth. Bldgs. Fin.
                              Agcy. Rev., Middlebury Coll. Proj.,
                              A.N.N.M.T.,
Aa3              8,325       1.80%, 11/1/03, Ser. 2002B                   8,325,000
A1+*             7,255       1.80%, 11/1/03, Ser. 88A                     7,255,000
                                                                    ---------------
                                                                         15,580,000

    42                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
        Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description(a)                         Value (Note 1)
-----------------------------------------------------------------------------------------
VIRGINIA  1.6%
                             Halifax Cnty. Ind. Dev. Auth. Rev.
                              VA Elec. & Pwr. Corp. Proj.,
VMIG1        $  15,000       1.75%, 4/10/03, Ser. 92                $    15,000,000
                             Roaring Fork Municipal Prods. LLC,
                              Kingsley Commons Apts., Ser. 02-17,
                              F.R.W.D.,
A-1+*           13,000       1.67%, 1/2/03                               13,000,000
                                                                    ---------------
                                                                         28,000,000
-------------------------------------------------------------------------------------
WASHINGTON  1.7%
                             Port of Pasco Econ. Dev. Corp.,
                              Douglas Fruit Co., F.R.W.D.,
                              A.M.T.,
A-1*             4,140       1.80%, 1/2/03, Ser. 96                       4,140,000
                             Washington St., G.O., F.R.W.D.,
VMIG1           12,935       1.69%, 1/2/03, Ser. ZTC10(c)                12,935,000
VMIG1           13,570       1.69%, 1/2/03, Ser. ZTC11(c)                13,570,000
                                                                    ---------------
                                                                         30,645,000
-------------------------------------------------------------------------------------
WISCONSIN  3.6%
                             Appleton Area Sch. Dist., T.R.A.N.,
NR              14,500       1.75%, 9/30/03                              14,522,242
                             Elmbrook Sch. Dist., T.R.A.N.,
NR              11,500       1.55%, 8/21/03                              11,503,583
                             Franklin Pub. Sch. Dist., T.R.A.N.,
NR               4,900       1.55%, 9/5/03                                4,901,928
                             Greenfield Sch. Dist., G.O.,
                              T.R.A.N.,
NR               4,650       1.90%, 9/30/03                               4,660,569
                             Northland Pines Sch. Dist.,
                              T.R.A.N.,
NR               5,000       1.55%, 9/12/03                               5,001,698
                             Whitefish Bay Sch. Dist., G.O.,
                              T.R.A.N.,
NR               2,100       1.625%, 6/19/03                              2,100,814
                             Wisconsin St., G.O., F.R.W.D.,
VMIG1           19,745       1.69%, 1/2/03, Ser. ZTC20(c)                19,745,000
                                                                    ---------------
                                                                         62,435,834
                                                                    ---------------
                             Total Investments  101.5%
                              (cost $1,773,565,009(e))                1,773,565,009
                             Liabilities in excess of other
                              assets  (1.5%)                            (25,712,504)
                                                                    ---------------
                             Net Assets  100%                       $ 1,747,852,505
                                                                    ---------------
                                                                    ---------------

    See Notes to Financial Statements                                     43

      COMMAND Account         COMMAND Tax-Free Fund
       Portfolio of Investments as of December 31, 2002 (Unaudited) Cont'd.

(a) The following abbreviations are used in the portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Note.
    F.H.L.M.C.--Federal Home Loan Mortgage Corporation.
    F.N.M.A.--Federal National Mortgage Association.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.R.M.D.--Floating Rate (Monthly) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    G.O.--General Obligation.
    LLC--Limited Liability Company.
    M.B.I.A.--Municipal Bond Insurance Corporation.
    M.E.R.L.O.T.--Municipal Exempt Receipt- Liquid Optional Tender.
    R.A.N.--Revenue Anticipation Notes.
    S.E.M.M.T.--Semi-Annual Mandatory Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes considered to be the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c) All or partial principal amount segregated as when-issued securities.
(d) Indicates illiquid security restricted as to resale. The cost of the security was $9,330,000. The value of $9,330,000 was approximately 0.53% of net assets.
(e) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
* Standard & Poor's rating.
NR--Not Rated by Moody's or Standard & Poor's.
    44                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                December 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                            $ 1,773,565,009
Cash                                                                   9,800,336
Receivable for Fund shares sold                                       52,594,279
Interest receivable                                                    4,764,992
Prepaid expenses                                                          33,921
                                                                -----------------
      Total assets                                                 1,840,758,537
                                                                -----------------
LIABILITIES
Payable for Fund shares repurchased                                   62,324,904
Payable for investments purchased                                     29,533,538
Management fee payable                                                   679,338
Distribution fee payable                                                 201,674
Accrued expenses and other liabilities                                   109,735
Dividends payable                                                         37,614
Deferred trustees' fees payable                                           19,229
                                                                -----------------
      Total liabilities                                               92,906,032
                                                                -----------------
NET ASSETS                                                       $ 1,747,852,505
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $    17,478,525
   Paid-in capital in excess of par                                1,730,373,980
                                                                -----------------
Net assets, December 31, 2002                                    $ 1,747,852,505
                                                                -----------------
                                                                -----------------
Net asset value, offering price and redemption price per
   share ($1,747,852,505 / 1,747,852,505 shares of beneficial interest
   ($.01 par value) issued and outstanding)                                $1.00
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     45

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                December 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                    $14,747,414
                                                                -----------------
Expenses
   Management fee                                                    3,923,993
   Distribution fee                                                  1,160,966
   Transfer agent's fees and expenses                                   82,000
   Registration fees                                                    40,000
   Custodian fees and expenses                                          22,000
   Reports to shareholders                                              18,000
   Audit fee                                                            14,000
   Legal fees and expenses                                              12,000
   Trustees' fees                                                        8,000
   Miscellaneous                                                         8,246
                                                                -----------------
      Total expenses                                                 5,289,205
   Less: custodian fee credit (Note 1)                                  (2,991)
                                                                -----------------
   Net expenses                                                      5,286,214
                                                                -----------------
Net investment income                                                9,461,200
                                                                -----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                            62,913
                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 9,524,113
                                                                -----------------
                                                                -----------------

    46                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months             Year
                                                    Ended               Ended
                                              December 31, 2002     June 30, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                       $     9,461,200     $    27,201,031
   Net realized gain on investment
      transactions                                      62,913              42,517
                                              -----------------    ---------------
   Net increase in net assets resulting
      from operations                                9,524,113          27,243,548
                                              -----------------    ---------------
Dividends and distributions to shareholders
(Note 1)                                            (9,524,113)        (27,243,548)
                                              -----------------    ---------------
Fund share transactions (at $1 per share)
   Net proceeds from shares subscribed           2,732,534,441       5,727,746,338
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  9,287,688          27,244,695
   Cost of shares reacquired                    (2,733,999,694)     (5,759,776,771)
                                              -----------------    ---------------
   Net increase (decrease) in net assets
      from Fund share transactions                   7,822,435          (4,785,738)
                                              -----------------    ---------------
Total increase (decrease)                            7,822,435          (4,785,738)
NET ASSETS
Beginning of period                              1,740,030,070       1,744,815,808
                                              -----------------    ---------------
End of period                                  $ 1,747,852,505     $ 1,740,030,070
                                              -----------------    ---------------
                                              -----------------    ---------------

    See Notes to Financial Statements                                     47

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights (Unaudited)

                                                   Six Months              Year
                                                      Ended                Ended
                                                December 31, 2002      June 30, 2002
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period               $     1.000          $     1.000
Net investment income and net realized
gains                                                    0.005                0.015
Dividends and distributions to shareholders             (0.005)              (0.015)
                                                -----------------      -------------
Net asset value, end of period                     $     1.000          $     1.000
                                                -----------------      -------------
                                                -----------------      -------------
TOTAL RETURN(a)                                           0.53%                1.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                          $ 1,747,853          $ 1,740,030
Average net assets (000)                           $ 1,842,402          $ 1,839,473
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                 .57%(b)              .58%
   Expenses, excluding distribution and
      service (12b-1) fees                                 .44%(b)              .46%
   Net investment income                                  1.02%(b)             1.48%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year is not annualized.
(b) Annualized.
    48                                     See Notes to Financial Statements

      COMMAND Account         COMMAND Tax-Free Fund
             Financial Highlights (Unaudited) Cont'd.

                     Year Ended June 30,
-------------------------------------------------------------
   2001           2000           1999           1998
-------------------------------------------------------------
$    1.000     $    1.000     $    1.000     $    1.000
     0.034          0.032          0.027          0.031
    (0.034)        (0.032)        (0.027)        (0.031)
----------     ----------     ----------     ----------
$    1.000     $    1.000     $    1.000     $    1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      3.42%          3.19%          2.77%          3.16%
$1,744,816     $1,429,087     $1,476,732     $1,332,985
$1,600,345     $1,515,352     $1,549,367     $1,279,188
       .57%           .58%           .59%           .60%
       .45%           .46%           .46%           .47%
      3.32%          3.15%          2.72%          3.11%

    See Notes to Financial Statements                                     49

      COMMAND Account
             Notes to Financial Statements

      COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a 'Fund' and collectively, the 'Funds') are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities COMMAND Account Program of Prudential Securities Incorporated (Prudential Securities). The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies
The following is a summary of significant generally accepted accounting policies followed by the Funds in the preparation of their financial statements.

      Securities Valuation:    Portfolio securities of the Funds are valued at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Funds at December 31, 2002 include registration rights under which the Fund may demand registration by the issuer.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the
    50

      COMMAND Account
             Notes to Financial Statements Cont'd.

underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Dividends:    Each Fund declares dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is each Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required.

      Custody Fee Credits:    The COMMAND Tax-Free Fund has an arrangement with
its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

Note 2. Agreements
Each Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of each Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.
                                                                          51

      COMMAND Account
             Notes to Financial Statements Cont'd.

      The management fee paid to PI is computed daily and payable monthly on the following basis:

    Average Daily        COMMAND        COMMAND       COMMAND
     Net Assets           Money       Government      Tax-Free
---------------------    --------     -----------     --------
First $500 million        .500%          .400%         .500%
Second $500 million       .425%          .400%         .425%
Third $500 million        .375%          .375%         .375%
Excess of $1.5 billion    .350%          .375%         .375%

      Each Fund has a distribution agreement with Prudential Investment Management services LLC ('PIMS') which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC (PMFS), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds' transfer agent. During the six months ended December 31, 2002 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money                $2,028,400
COMMAND Government           $   44,700
COMMAND Tax-Free             $   81,400

      As of December 31, 2002, the following amounts were due to PMFS from the
Funds:

COMMAND Money                $  318,600
COMMAND Government           $    7,300
COMMAND Tax-Free             $   12,800

Note 4. Joint Repurchase Agreement Account
The COMMAND Money Fund and COMMAND Government Fund, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S.Treasury or Federal agency obligations. At December 31, 2002, the COMMAND Money Fund and COMMAND Government
    52

      COMMAND Account
             Notes to Financial Statements Cont'd.

Fund had an undivided interest of 33.28% and 6.88%, respectively, in the repurchase agreements in the joint account. The undivided interest for the Funds represented $158,050,000 and $32,676,000, respectively, in principal amount and the value of the collateral therefore was as follows:

      Bear Stearns Securities Corp., 1.25% in the principal amount of $158,327,000, repurchase price $158,337,995, due 1/2/2003. The value of the collateral including accrued interest was $161,496,104.

      Greenwich Capital Markets, 1.25% in the principal amount of $158,326,000, repurchase price $158,336,995, due 1/2/03. The value of the collateral including accrued interest was $161,492,977.

      UBS Warburg, 1.25% in the principal amount of $158,326,000, repurchase price $158,336,995, due 1/2/03. The value of the collateral including accrued interest was $161,493,548.
                                                                          53

COMMAND Funds

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

       www.prudential.com  (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment
Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

COMMAND Funds

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The
Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable.
Should you have any questions, you may want to consult a tax adviser.

      www.prudential.com  (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange
Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years
(whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund.
Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

COMMAND Funds

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood.
And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls-- sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

       www.prudential.com  (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the
difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

COMMAND Funds

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

        www.prudential.com  (800) 225-1852

Semiannual Report  December 31, 2002

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell LLP
125 Broad Street
New York, NY 10004-2498

Fund Symbols             Nasdaq      CUSIP
COMMAND Money Fund       CDMXX     20050F103
COMMAND Tax-Free Fund    CDFXX     20050R107
COMMAND Government Fund  CGMXX     20050D108

The views expressed in this report and
information about the Funds' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of December 31, 2002, were not audited and, accordingly, no opinion is expressed on them.

Fund Symbols             Nasdaq      CUSIP
COMMAND Money Fund       CDMXX     20050F103
COMMAND Tax-Free Fund    CDFXX     20050R107
COMMAND Government Fund  CGMXX     20050D108

CFS              IFS-A077785

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.